Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Generally, the Company grants equity awards to NEOs and employees annually in January following the annual compensation review, to new hires at various times during the year, and to Directors following the Annual General Meeting in June each year or on appointment to the Board of Directors. The Company does not grant equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
Generally, the Company grants equity awards to NEOs and employees annually in January following the annual compensation review, to new hires at various times during the year, and to Directors following the Annual General Meeting in June each year or on appointment to the Board of Directors. The Company does not grant equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Generally, the Company grants equity awards to NEOs and employees annually in January following the annual compensation review, to new hires at various times during the year, and to Directors following the Annual General Meeting in June each year or on appointment to the Board of Directors.
MNPI Disclosure Timed for Compensation Value	false